Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Line of Credit Facility [Line Items]
Proceeds from borrowings		$ 2,485,000	$ 1,375,000	$ 750,001
Debt Issuance Cost		18,800	13,100
Gains (Losses) on Extinguishment of Debt		1,400
Senior Notes	$ 750,000	750,000	0
Debt and Capital Lease Obligations	$ 1,842,355	$ 1,842,355	2,174,592
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%	5.00%
Notes Payable, Fair Value Disclosure	$ 765,000	$ 765,000
Line of Credit Facility, Interest Rate at Period End	1.65%	1.65%
Long-term Debt	$ 1,450,000	$ 1,450,000
Long-term Debt, Weighted Average Interest Rate	1.92%	1.92%
Letters of Credit Outstanding, Amount	$ 1,900	$ 1,900
2015	35,000	35,000
2016	35,000	35,000
2017	70,000	70,000
2018	70,000	70,000
2019	490,000	490,000
Thereafter	750,000	750,000
Capital Lease Obligations	7,355	7,355	7,688
Long-term debt	1,806,098	1,806,098	1,779,065
Long-term Debt and Capital Lease Obligations, Current	(36,257)	(36,257)	(395,527)
2012 term loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount	250,000	250,000
2013 term loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount	700,000	$ 700,000
Proceeds from borrowings	25,000
2013 term loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms		LIBOR plus 1.75%
2013 term loan [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms		LIBOR plus a spread of 1.00 percent
Credit facility term loans [Member]
Line of Credit Facility [Line Items]
Long-term Debt	0	$ 0	446,904
2012 term loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt	0	0	250,000
2013 term loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt	700,000	700,000	700,000
2011 revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,000,000	1,000,000
Line of Credit Facility, Amount Outstanding	0	$ 0	770,000
2011 revolving credit facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description		LIBOR plus 2.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, Min		0.40%
2011 revolving credit facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description		LIBOR plus a spread of 1.00 percent
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, Min		0.15%
2014 revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,300,000	$ 1,300,000
Line of Credit Facility, Amount Outstanding	385,000	$ 385,000	$ 0
2014 revolving credit facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, Min		0.30%
2014 revolving credit facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, Min		0.13%
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	500,000	$ 500,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000	$ 50,000